Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Relating To Components Of Other Comprehensive Income [Line Items]
Benefit from revaluation of deferred tax balances to the reduced federal rate	£ 5
Repatriation tax charge	6
Current tax liability	231	£ 224
Provisions for tax uncertainties	280	322
Tax charges relating to share based payments	0	0	£ 1
Two thousand thirteen and earlier tax year [Member]
Income Tax Relating To Components Of Other Comprehensive Income [Line Items]
Provisions for tax uncertainties	280	38
Two thousand fourteen tax year [Member]
Income Tax Relating To Components Of Other Comprehensive Income [Line Items]
Provisions for tax uncertainties				£ 70
Two thousand fifteen tax year [Member]
Income Tax Relating To Components Of Other Comprehensive Income [Line Items]
Provisions for tax uncertainties			£ 86
Two thousand sixteen tax year [Member]
Income Tax Relating To Components Of Other Comprehensive Income [Line Items]
Provisions for tax uncertainties		£ 57
Current Tax Year [Member]
Income Tax Relating To Components Of Other Comprehensive Income [Line Items]
Estimated reduction in tax provision level	£ 29